SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - Premier Advisory Services Limited [Member] - USD ($)		Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Related Party Transaction [Line Items]
Premier Advisory Services Limited (c)	[1]	$ 8,974
Provision of AR		(8,974)
Net

[1]	The balance represented a service fee receivable from Premier Advisory Services Limited. Based on the collection status of the underlying receivable, the Company determined that collection was not probable and recorded a full allowance for expected credit losses as of April 30, 2026.